Note 13 - Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	Number of shares
	Incentive Stock Option	Non-Incentive Stock Option	Weighted Average Exercise Price
Balance outstanding as of January 1, 2011	194,750	170,829	$16.14
Granted	-	-	-
Exercised	-	-	-
Forfeited	(10,250)	(3,829)	17.51
Balance outstanding as of December 31, 2011	184,500	167,000	16.09
Granted	-	-	-
Exercised	(2,003)	-	6.18
Forfeited	(7,997)	-	6.18
Balance outstanding as of December 31, 2012	174,500	167,000	16.38
Granted	-	-	-
Exercised	(1,800)	-	5.23
Forfeited	(4,600)	(46,000)	15.86
Balance outstanding as of December 31, 2013	168,100	121,000	$16.54
Options exercisable as of December 31, 2013	147,300	104,250	$18.23

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
December 31, 2010
Dividends per share	$-
Risk-free interest rate	2.15%
Expected life of options (years)	5
Weighted-average volatility	42.62%
Weighted-average fair value of options granted during year	$2.04